Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
Summary of Lease Costs
The table below presents the effects on the amounts relating to the Company’s total lease costs:

	For the six months ended on June 30,2022	For the three months ended on June 30, 2022

	U.S. dollars in thousands
Operating lease cost:
Fixed Payment	1,184	585

Summary of Supplemental Cash Flow Information Related to Operating Leases	The table below presents supplemental cash flow information related to operating leases:

	For the six months ended on June 30,2022	For the three months ended on June 30,2022

	U.S. dollars in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	1,066	509

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases, for initial adoption refer to note 2(c)	350	104

Summary of Supplemental Balance Sheet Information Related to Operating Leases
The table below presents supplemental balance sheet information related to operating leases:

June 30, 2022
U.S. dollars in thousands
Operating lease right-of-use assets	4,408

Current maturities of operating leases	1,814
Non-current operating leases	2,126

Total operating lease liabilities	3,940

Weighted average remaining lease term (years)	2.5

Weighted annual average discount rate	13.06%

Summary of Maturities of Lease Liabilities
The table below presents maturities of operating lease liabilities:

June 30, 2022
U.S. dollars in thousands
2022	1004
2023	1,863
2024	1,722
2025	26

Total operating lease payments	4,615

Less: imputed interest	(675)

Present value of lease liabilities	3,940